BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 2) (Yandex.Money) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 RUB	Dec. 31, 2013	Jul. 04, 2013 RUB	Dec. 31, 2012 RUB	Jul. 31, 2013 Maximum RUB	Dec. 31, 2013 Maximum RUB
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Percentage of interest in the charter capital sold	75.00%	75.00%	75.00%
Amount of interest excluded from the percentage of interest sold in the charter capital						1	1
Consideration for sale of interest	59.1	1,964.0
Gain on sale and deconsolidation of the subsidiary		2,035
Percentage of noncontrolling interest held by parent	25.00%	25.00%
Amount of noncontrolling interest in addition to ownership percentage		1
Assets held for sale
Cash and cash equivalents				1,195	1,164
Term deposits				280	150
Funds receivable, net				192	190
Goodwill				378	378
Other				120	142
Total assets held for sale				2,165	2,024
Liabilities related to assets held for sale
Funds payable and amounts due to customers				1,653	1,596
Other				52	23
Total liabilities related to assets held for sale				1,705	1,619